Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 17,188	$ 21,548	$ 562,346
Prepaid expenses	21,250	19,605	217,105
Total current assets	38,438	41,153	779,451
Cash and investments held in Trust Account	19,944,334	291,525,100	287,520,384
Total Assets	19,982,772	291,566,253	288,299,835
Current liabilities:
Accounts payable	2,258,383	555,911	614,027
Accrued expenses	1,153,000	602,021	159,407
Total current liabilities	4,126,313	1,258,732	773,434
Deferred legal fees	176,982	176,982	168,772
Deferred underwriting commissions		10,062,500	10,062,500
Derivative warrant liabilities	492,500	197,000	5,910,000
Total liabilities	4,795,795	11,695,214	16,914,706
Commitments and Contingencies
Class A Ordinary Shares Subject to Possible Redemption	19,844,335	291,425,100	287,500,000
Shareholders’ Deficit:
Preference shares
Class A ordinary shares	80	80	80
Class B ordinary shares	719	719	719
Additional paid-in capital	1,653,849
Accumulated deficit	(6,312,006)	(11,554,860)	(16,115,670)
Total shareholders’ deficit	(4,657,358)	(11,554,061)	(16,114,871)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	19,982,772	291,566,253	288,299,835
Related Party
Current liabilities:
Due to related party	20,930
Working capital loan – related party	$ 694,000	$ 100,800